NET INTEREST INCOME (Details) - Schedule of Net Interest Income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest and similar income		£ 16,861	£ 16,349	[1]	£ 16,006	[1]
Subordinated liabilities		(1,228)	(1,388)		(1,436)
Total interest and similar expense		6,681	2,953	[1]	5,094	[1]
Net interest income		£ 10,180	£ 13,396	[1]	£ 10,912	[1]
Interest and similar income [Member]
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Loans and advances to customers		3.17%	3.17%		3.16%
Loans and advances to customers		£ 15,790	£ 15,078		£ 14,712
Loans and advances to banks		0.78%	0.84%		0.40%
Loans and advances to banks		£ 514	£ 565		£ 271
Debt securities held at amortised cost		2.23%	1.60%		1.29%
Debt securities held at amortised cost		£ 122	£ 66		£ 43
Interest receivable on financial assets held at amortised cost		2.89%	2.87%		2.81%
Interest receivable on financial assets held at amortised cost		£ 16,426	£ 15,709		£ 15,026
Financial assets at fair value through other comprehensive income		1.64%	1.98%
Financial assets at fair value through other comprehensive income		£ 435	£ 640
Available-for-sale financial assets					1.96%
Available-for-sale financial assets					£ 980
Total interest and similar income	[2]	2.83%	2.82%		2.73%
Total interest and similar income	[2]	£ 16,861	£ 16,349		£ 16,006
Interest and similar expense [Member]
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Deposits from banks, excluding liabilities under sale and repurchase transactions		0.86%	1.39%		1.18%
Deposits from banks, excluding liabilities under sale and repurchase transactions		£ (96)	£ (117)		£ (80)
Customer deposits, excluding liabilities under sale and repurchase transactions		0.59%	0.53%		0.49%
Customer deposits, excluding liabilities under sale and repurchase transactions		£ (2,015)	£ (1,812)		£ (1,721)
Debt securities in issue	[3]	1.24%	0.27%		0.37%
Debt securities in issue	[3]	£ (1,204)	£ (234)		£ (266)
Subordinated liabilities		6.79%	7.63%		7.93%
Subordinated liabilities		£ (1,201)	£ (1,388)		£ (1,481)
Lease liabilities		2.49%	2.46%		2.38%
Lease liabilities		£ (42)	£ (1)		£ (1)
Liabilities under sale and repurchase agreements		1.12%	0.96%		0.58%
Liabilities under sale and repurchase agreements		£ (301)	£ (245)		£ (110)
Interest payable on liabilities held at amortised cost		0.98%	0.79%		0.79%
Interest payable on liabilities held at amortised cost		£ (4,859)	£ (3,797)		£ (3,659)
Amounts payable to unitholders in consolidated open-ended investment vehicles	[4]	13.64%	(6.07%)		9.15%
Amounts payable to unitholders in consolidated open-ended investment vehicles	[4]	£ (1,822)	£ 844		£ (1,435)
Total interest and similar expense	[5]	1.31%	0.60%		1.06%
Total interest and similar expense	[5]	£ (6,681)	£ (2,953)		£ (5,094)

[1]	Restated, see note 1.
[2]	Includes 26 million (2018: 31 million; 2017: 12 million) of interest income on liabilities with negative interest rates and 45 million (2018: 46 million; 2017: 49 million) in respect of interest income on finance leases.
[3]	The impact of the Group's hedging arrangements is included on this line; excluding this impact the weighted average effective interest rate in respect of debt securities in issue would be 2.57 per cent (2018: 2.68 per cent; 2017: 2.43 per cent).
[4]	Where a collective investment vehicle is consolidated the interests of parties other than the Group are reported in other liabilities and the movement in these interests in interest expense.
[5]	Includes 119 million (2018: 10 million; 2017: 50 million) of interest expense on assets with negative interest rates.